UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Preferred Securities and Income Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 96.7%

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 45.7%

	Automobiles – 1.0%

40,181	General Motors Financial Company Inc.	5.750%	N/A (3)	BB+	$41,379,599

	Banks – 19.3%

47,623	Bank of America Corporation	6.500%	N/A (3)	BBB–	54,111,634

44,205	Bank of America Corporation	6.300%	N/A (3)	BBB–	49,951,650

6,875	Bank of America Corporation	6.250%	N/A (3)	BBB–	7,597,219

4,730	Bank of America Corporation	6.100%	N/A (3)	BBB–	5,191,175

6,149	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	7,493,303

3,955	Citigroup Capital III	7.625%	12/01/36	BBB–	5,197,168

13,393	Citigroup Inc.	6.250%	N/A (3)	BB+	14,772,479

33,772	Citigroup Inc.	6.125%	N/A (3)	BB+	35,924,965

7,463	Citigroup Inc.	5.950%	N/A (3)	BB+	7,938,766

8,050	Citigroup Inc.	5.950%	N/A (3)	BB+	8,412,250

51,692	Citigroup Inc.	5.875%	N/A (3)	BB+	53,630,450

23,675	Citizens Financial Group Inc.	5.500%	N/A (3)	BB+	24,622,000

24,175	Cobank Agricultural Credit Bank	6.250%	N/A (3)	BBB+	26,568,615

13,035	Commerzbank AG, 144A	8.125%	9/19/23	BBB	15,585,455

2,000	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB+	2,649,256

9,048	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (3)	BBB+	14,589,900

69,372	JP Morgan Chase & Company	6.750%	N/A (3)	BBB–	78,563,790

61,112	JP Morgan Chase & Company	5.300%	N/A (3)	BBB–	63,379,255

18,340	KeyCorp	5.000%	N/A (3)	Baa3	18,890,200

13,350	Lloyds Bank PLC, 144A	12.000%	N/A (3)	BBB–	17,909,145

9,341	M&T Bank Corporation	6.450%	N/A (3)	Baa2	10,630,058

21,156	M&T Bank Corporation	5.125%	N/A (3)	Baa2	22,558,643

19,400	PNC Financial Services	5.000%	N/A (3)	Baa2	20,515,500

22,562	PNC Financial Services Inc.	6.750%	N/A (3)	Baa2	25,044,948

17,862	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	Ba2	23,309,910

12,625	SunTrust Bank Inc.	5.625%	N/A (3)	Baa3	13,130,000

27,861	SunTrust Bank Inc.	5.050%	N/A (3)	Baa3	28,209,262

790	US Bancorp	5.125%	N/A (3)	A3	821,600

16,635	Wachovia Capital Trust III	5.570%	N/A (3)	BBB	16,759,762

10,000	Wells Fargo & Company	7.980%	N/A (3)	BBB	10,162,000

32,655	Wells Fargo & Company	5.900%	N/A (3)	BBB	34,931,053

NUVEEN	1

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

70,625	Wells Fargo & Company	5.875%	N/A (3)	BBB	$78,220,719
	Total Banks				797,272,130

	Capital Markets – 2.5%

11,775	Bank of New York Mellon	4.950%	N/A (3)	Baa1	12,187,714

57,719	Goldman Sachs Group Inc.	5.375%	N/A (3)	Ba1	59,153,317

8,505	Goldman Sachs Group Inc.	5.300%	N/A (3)	Ba1	9,036,563

16,657	Morgan Stanley	5.550%	N/A (3)	BB+	17,302,459

5,607	State Street Corporation	5.250%	N/A (3)	Baa1	5,880,622
	Total Capital Markets				103,560,675

	Commercial Services & Supplies – 1.0%

38,701	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB	42,280,843

	Consumer Finance – 2.4%

17,190	American Express Company	5.200%	N/A (3)	Baa2	17,662,725

12,687	American Express Company	4.900%	N/A (3)	Baa2	12,940,740

46,623	Capital One Financial Corporation	5.550%	N/A (3)	Baa3	48,254,805

19,380	Discover Financial Services	5.500%	N/A (3)	BB–	19,961,400
	Total Consumer Finance				98,819,670

	Diversified Financial Services – 2.0%

12,300	BNP Paribas, 144A	7.195%	N/A (3)	BBB	14,206,500

6,700	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (3)	A	6,968,000

30,193	Rabobank Nederland, 144A	11.000%	N/A (3)	Baa2	33,740,677

24,660	Voya Financial Inc.	5.650%	5/15/53	Baa3	26,262,900
	Total Diversified Financial Services				81,178,077

	Electric Utilities – 1.7%

16,255	Electricite de France, 144A	5.250%	N/A (3)	BBB	16,580,100

49,620	Emera, Inc.	6.750%	6/15/76	BBB–	55,822,500
	Total Electric Utilities				72,402,600

	Energy Equipment & Services – 0.3%

10,166	TransCanada Trust	5.875%	8/15/76	BBB	11,004,695

	Equity Real Estate Investment Trusts – 0.9%

29,918	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (3)	Ba1	37,397,500

	Food Products – 2.2%

14,500	Dairy Farmers of America Inc., 144A	7.125%	N/A (3)	Baa3	15,986,250

10,614	Land O’ Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	12,365,310

25,570	Land O’ Lakes Incorporated, 144A	7.250%	N/A (3)	BB	27,871,300

32,710	Land O’ Lakes Incorporated, 144A	8.000%	N/A (3)	BB	36,635,200
	Total Food Products				92,858,060

2	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial Conglomerates – 2.6%

106,459	General Electric Capital Corporation	5.000%	N/A (3)	A–	$109,716,645

	Insurance – 7.6%

5,750	AXA SA	8.600%	12/15/30	A3	8,272,813

112,205	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	111,082,950

4,743	La Mondiale SAM, Reg S	7.625%	N/A (3)	BBB	5,016,908

27,542	MetLife Inc.	5.250%	N/A (3)	BBB	28,636,519

18,876	MetLife Inc., 144A	9.250%	4/08/38	BBB	27,842,100

3,945	Principal Financial Group	4.700%	5/15/55	Baa2	4,039,680

34,450	Provident Financing Trust I	7.405%	3/15/38	Baa3	39,100,750

8,900	Prudential Financial Inc.	5.875%	9/15/42	BBB+	9,723,250

7,179	Prudential Financial Inc.	5.625%	6/15/43	BBB+	7,774,857

3,390	Prudential Financial Inc.	5.200%	3/15/44	BBB+	3,610,350

22,947	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	26,044,845

36,443	QBE Insurance Group Limited, 144A	7.500%	11/24/43	Baa2	42,273,880
	Total Insurance				313,418,902

	Machinery – 0.2%

8,968	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	9,214,620

	Metals & Mining – 0.5%

18,798	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	20,348,835

	Oil, Gas & Consumable Fuels – 0.2%

6,805	Enterprise Products Operating LLP	5.250%	8/16/77	Baa2	6,736,950

	U.S. Agency – 0.5%

18,350	Farm Credit Bank of Texas, 144A	10.000%	N/A (3)	Baa1	21,836,500

	Wireless Telecommunication Services – 0.8%

24,905	Viacom Inc.	6.250%	2/28/57	Ba1	24,313,506

7,765	Viacom Inc.	5.875%	2/28/57	Ba1	7,638,819
	Total Wireless Telecommunication Services				31,952,325
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,794,295,475)				1,891,378,626

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 30.7%

	Banks – 24.1%

$20,257	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A	6.750%	N/A (3)	Baa2	$23,042,338

28,300	Banco Bilbao Vizcaya Argentaria S.A	6.125%	N/A (3)	Ba2	29,184,375

16,600	Banco Bilbao Vizcaya Argentaria S.A, Reg S	9.000%	N/A (3)	BB	16,973,500

6,185	Banco Mercantil del Norte, 144A	7.625%	N/A (3)	BB	6,772,575

NUVEEN	3

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$13,200	Banco Santander SA, Reg S	6.375%	N/A (3)	Ba1	$13,491,535

44,622	Barclays PLC, Reg S	7.875%	N/A (3)	BB+	48,916,867

63,725	Barclays PLC	8.250%	N/A (3)	BB+	66,799,731

65,677	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB–	78,760,647

26,851	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB–	30,375,194

10,165	Credit Agricole, SA, 144A	6.625%	N/A (3)	BBB–	10,546,187

15,465	HSBC Holdings PLC	6.875%	N/A (3)	BBB	16,663,537

20,960	HSBC Holdings PLC	6.375%	N/A (3)	BBB	22,532,000

9,750	HSBC Holdings PLC	6.000%	N/A (3)	BBB	10,249,687

29,055	ING Groep N.V	6.500%	N/A (3)	BBB–	31,524,675

6,771	ING Groep N.V, Reg S	6.875%	N/A (3)	BBB–	7,397,318

100,286	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB–	108,559,595

103,946	Lloyds Banking Group PLC	7.500%	N/A (3)	BB+	117,848,778

14,630	Nordea Bank AB, 144A	6.125%	N/A (3)	BBB	15,749,195

37,161	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	Ba3	41,852,576

17,700	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	Ba3	20,244,375

40,169	Royal Bank of Scotland Group PLC	7.500%	N/A (3)	Ba3	42,478,717

5,000	Societe Generale, Reg S	8.250%	N/A (3)	BB+	5,231,250

29,810	Societe Generale, 144A	7.875%	N/A (3)	BB+	33,498,988

50,998	Societe Generale, 144A	7.375%	N/A (3)	BB+	55,271,632

11,774	Standard Chartered PLC, 144A	7.750%	N/A (3)	Ba1	12,892,530

21,493	Standard Chartered PLC, 144A	7.500%	N/A (3)	Ba1	23,266,173

8,828	Standard Chartered PLC, 144A	6.500%	N/A (3)	Ba1	9,026,630

5,800	Swedbank AB, Reg S	5.500%	N/A (3)	BBB	5,995,750

86,936	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	95,146,584
912,114	Total Banks				1,000,292,939

	Capital Markets – 4.7%

22,690	Credit Suisse Group AG, Reg S	7.125%	N/A (3)	Ba2	24,834,205

57,948	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB	66,199,795

15,370	Macquarie Bank Limited, 144A	6.125%	N/A (3)	Ba1	15,965,587

18,490	UBS Group AG, Reg S	7.125%	N/A (3)	BBB–	19,632,682

59,255	UBS Group AG, Reg S	7.000%	N/A (3)	BBB–	67,106,288
173,753	Total Capital Markets				193,738,557

	Diversified Financial Services – 1.9%

19,148	BNP Paribas, 144A	7.625%	N/A (3)	BBB–	21,062,800

39,053	BNP Paribas, 144A	7.375%	N/A (3)	BBB–	45,106,215

11,500	BNP Paribas, 144A	6.750%	N/A (3)	BBB–	12,448,750
69,701	Total Diversified Financial Services				78,617,765
$1,155,568	Total Contingent Capital Securities (cost $1,218,182,740)				1,272,649,261

4	NUVEEN

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 19.9%

	Banks – 5.1%

385,800	AgriBank FCB, (6)	6.875%	BBB+	$42,245,100

615,317	Citigroup Inc., (6)	7.125%	BB+	17,751,895

477,714	Cobank Agricultural Credit Bank, 144A, (6)	6.250%	BBB+	51,712,541

132,336	Cobank Agricultural Credit Bank, (6)	6.200%	BBB+	14,193,036

508,667	Countrywide Capital Trust III, (6)	7.000%	BBB–	13,438,982

511,006	Fifth Third Bancorp., (6)	6.625%	Baa3	14,563,671

680,670	Huntington BancShares Inc.	6.250%	Baa3	19,154,054

280,000	Huntington BancShares Inc., (6)	4.059%	Baa3	5,180,000

77,023	PNC Financial Services	6.125%	Baa2	2,179,751

893,326	Regions Financial Corporation	6.375%	BB+	25,397,258

70,000	U.S. Bancorp.	6.500%	A3	1,975,400

91,584	Zions Bancorporation	6.300%	BB–	2,492,001
	Total Banks			210,283,689

	Capital Markets – 2.7%

221,300	Goldman Sachs Group, Inc., (6)	5.500%	Ba1	5,866,663

1,314,913	Morgan Stanley	7.125%	BB+	38,079,880

677,709	Morgan Stanley	6.875%	BB+	19,274,044

1,336,045	Morgan Stanley	5.850%	BB+	36,206,819

230,910	Northern Trust Corporation	5.850%	BBB+	6,063,697

303,157	State Street Corporation	5.350%	Baa1	8,221,618
	Total Capital Markets			113,712,721

	Consumer Finance – 0.6%

1,018,736	GMAC Capital Trust I, (6)	5.785%	B+	26,436,199

	Diversified Financial Services – 0.8%

31,870	Compeer Financial ACA, 144A, (6)	6.750%	BB	34,817,975

	Diversified Telecommunication Services – 0.1%

161,495	Verizon Communications Inc.	5.900%	A–	4,260,238

	Electric Utilities – 0.0%

52,325	SCE Trust V	5.450%	Baa1	1,382,950

	Food Products – 1.9%

506,287	CHS Inc., (6)	7.875%	N/R	14,591,191

12,881	CHS Inc., (6)	7.500%	N/R	362,600

1,385,062	CHS Inc., (6)	7.100%	N/R	37,895,296

470,500	CHS Inc., (6)	6.750%	N/R	12,454,135

53,000	Dairy Farmers of America Inc., 144A, (6)	7.875%	Baa3	5,548,899

66,700	Dairy Farmers of America Inc., 144A, (6)	7.875%	Baa3	7,687,455
	Total Food Products			78,539,576

NUVEEN	5

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Insurance – 4.9%

220,922	American Financial Group, (6)	6.000%		Baa2	$5,792,575

1,221,542	Aspen Insurance Holdings Limited	5.950%		BBB–	33,323,666

741,540	Aspen Insurance Holdings Limited	5.625%		BBB–	19,116,901

483,905	Axis Capital Holdings Limited, (6)	5.500%		BBB	12,179,889

131,141	Delphi Financial Group, Inc., (6)	1.872%		BB+	2,885,102

187,876	Hartford Financial Services Group Inc., (6)	7.875%		BBB–	5,497,252

1,146,819	Kemper Corporation	7.375%		Ba1	29,909,040

823,384	Maiden Holdings Limited	8.250%		N/R	20,337,585

5,021	Maiden Holdings Limited	7.125%		N/R	122,613

470,218	Maiden Holdings NA Limited	7.750%		N/R	11,485,075

563,048	PartnerRe Limited	7.250%		Baa2	16,142,586

597,500	Reinsurance Group of America Inc.	6.200%		BBB	16,443,200

803,196	Reinsurance Group of America, Inc.	5.750%		BBB	22,481,456

201,165	Torchmark Corporation	6.125%		BBB+	5,383,175
	Total Insurance				201,100,115

	Mortgage Real Estate Investment Trusts - 0.1%

210,254	Wells Fargo REIT	6.375%		BBB+	5,569,628

	Oil, Gas & Consumable Fuels – 0.9%

277,700	Nustar Energy LP	8.500%		Ba3	6,900,845

390,000	Nustar Energy LP	7.625%		Ba3	8,833,500

808,295	Nustar Logistics Limited Partnership	7.625%		Ba2	20,207,375
	Total Oil, Gas & Consumable Fuels				35,941,720

	Thrifts & Mortgage Finance – 1.6%

405,287	Federal Agricultural Mortgage Corporation, (6)	6.875%		N/R	10,679,312

400,000	Federal Agricultural Mortgage Corporation, (6)	6.000%		N/R	11,124,000

1,506,768	New York Community Bancorp Inc.	6.375%		Ba1	43,093,565
	Total Thrifts & Mortgage Finance				64,896,877

	U.S. Agency – 1.2%

434,810	Farm Credit Bank of Texas, 144A, (6)	6.750%		Baa1	47,720,398
	Total $25 Par (or similar) Retail Preferred (cost $776,866,498)				824,662,086

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.4%

	Insurance – 0.4%

$3,777	Fairfax Financial Holdings Ltd	7.750%	7/15/37	BBB–	$4,692,782

3,300	Genworth Holdings Inc.	4.800%	2/15/24	B	2,805,000

7,267	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	8,746,620
$14,344	Total Corporate Bonds (cost $15,749,256)				16,244,402
	Total Long-Term Investments (cost $3,805,093,969)				4,004,934,375

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.1%

	REPURCHASE AGREEMENTS – 1.1%

$44,326	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/17, repurchase price $44,328,905, collateralized by $43,075,000 U.S. Treasury Inflation Indexed Obligations, 0.125%, due 4/15/19, value $45,214,966	0.540%	1/02/18	$44,326,245
	Total Short-Term Investments (cost $44,326,245)			44,326,245
	Total Investments (cost $3,849,420,214) – 97.8%			4,049,260,620
	Other Assets Less Liabilities – 2.2% (7)			91,252,601
	Net Assets – 100%			$4,140,513,221

Investments in Derivatives as of December 31, 2017

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (4)	Maturity Date	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$80,000,000	Receive	3-Month LIBOR	2.474%	Semi-Annually	7/13/16	7/13/21	$(1,467,600)	$(1,467,600)	$(51,917)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$—	$1,891,378,626	$—	$1,891,378,626
Contingent Capital Securities	—	1,272,649,261	—	1,272,649,261
$25 Par (or similar) Retail Preferred	424,037,920	400,624,166	—	824,662,086
Corporate Bonds	—	16,244,402	—	16,244,402
Short-Term Investments:
Repurchase Agreements	—	44,326,245	—	44,326,245
Investments in Derivatives:
Interest Rate Swaps*	—	(1,467,600)	—	(1,467,600)
Total	$424,037,920	$3,623,755,100	$—	$4,047,793,020
*	Represents net unrealized appreciation (depreciation).

NUVEEN	7

Nuveen Preferred Securities and Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$25 Par (or similar) Retail Preferred	$—	$(193,813,662)	$193,813,662	$ —	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$3,849,833,549
Gross unrealized:
Appreciation	$207,257,458
Depreciation	(7,830,387)
Net unrealized appreciation (depreciation) of investments	$199,427,071

Tax cost of interest rate swaps	—
Net unrealized appreciation (depreciation) of interest rate swaps	(1,467,600)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(5)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

LIBOR	London Inter-Bank Offered Rate

8	NUVEEN

Nuveen NWQ Flexible Income Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.2%

	CORPORATE BONDS – 51.1%

	Aerospace & Defense – 0.5%

$3,400	Triumph Group Inc.	4.875%	4/01/21	B–	$3,340,500

	Auto Components – 2.4%

6,650	American & Axle Manufacturing Inc., 144A	6.250%	4/01/25	BB–	6,999,125

3,650	American & Axle Manufacturing Inc., 144A	6.500%	4/01/27	BB–	3,864,438

6,954	Cooper-Standard Automotive Inc., 144A	5.625%	11/15/26	B+	7,180,005
17,254	Total Auto Components				18,043,568

	Automobiles – 1.7%

2,750	Ford Motor Company	7.450%	7/16/31	BBB	3,593,620

7,265	General Motors Corporation	6.600%	4/01/36	BBB	8,846,101
10,015	Total Automobiles				12,439,721

	Beverages – 1.0%

6,585	Anheuser Busch InBev Finance Inc.	4.900%	2/01/46	A–	7,625,157

	Biotechnology – 0.5%

3,600	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	BB–	3,505,500

	Capital Markets – 0.5%

3,190	Raymond James Financial Inc.	4.950%	7/15/46	BBB+	3,603,254

	Chemicals – 2.4%

5,823	A Schulman Inc.	6.875%	6/01/23	B	6,055,920

4,065	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	4,374,956

3,548	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A	5.375%	9/01/25	BB–	3,672,180

3,425	Univar Inc., 144A	6.750%	7/15/23	B+	3,579,125
16,861	Total Chemicals				17,682,181

	Commercial Services & Supplies – 1.5%

3,918	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	4,128,593

850	GFL Environmental Corporation, 144A	5.625%	5/01/22	B–	881,875

5,532	R.R. Donnelley & Sons Company	6.500%	11/15/23	B	5,338,380

675	R.R. Donnelley & Sons Company	6.000%	4/01/24	B	630,281
10,975	Total Commercial Services & Supplies				10,979,129

	Consumer Finance – 2.3%

3,475	Ally Financial Inc.	5.750%	11/20/25	BB	3,787,750

6,730	First Data Corporation, 144A	7.000%	12/01/23	B	7,116,975

5,870	Navient Corporation	8.000%	3/25/20	BB	6,346,938
16,075	Total Consumer Finance				17,251,663

NUVEEN	9

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 1.0%

$6,127	Sealed Air Corporation, 144A	6.875%	7/15/33	BB+	$7,122,638

	Diversified Telecommunication Services – 3.8%

8,725	AT&T, Inc.	4.900%	8/14/37	A–	8,846,960

12,025	CenturyLink Inc.	7.650%	3/15/42	BB	10,597,031

5,100	Frontier Communications Corporation	11.000%	9/15/25	B+	3,748,500

4,120	GCI Inc.	6.875%	4/15/25	BB–	4,387,800

871	Qwest Corp.	6.875%	9/15/33	BBB–	834,561
30,841	Total Diversified Telecommunication Services				28,414,852

	Electronic Equipment, Instruments & Components – 1.5%

3,800	Itron Inc., 144A	5.000%	1/15/26	BB–	3,814,250

7,150	Tech Data Corporation	4.950%	2/15/27	BBB–	7,540,153
10,950	Total Electronic Equipment, Instruments & Components				11,354,403

	Equity Real Estate Investment Trusts – 2.4%

5,300	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	5,101,250

5,525	Iron Mountain Inc.	5.750%	8/15/24	B	5,594,063

7,275	Select Income REIT	4.500%	2/01/25	BBB–	7,335,598
18,100	Total Equity Real Estate Investment Trusts				18,030,911

	Food & Staples Retailing – 0.9%

7,710	Rite Aid Corporation, 144A	6.125%	4/01/23	B	6,958,275

	Food Products – 0.7%

5,525	Dean Foods Company, 144A	6.500%	3/15/23	BB–	5,497,375

	Health Care Providers & Services – 1.0%

7,070	Kindred Healthcare Inc.	8.000%	1/15/20	B–	7,659,992

	Hotels, Restaurants & Leisure – 1.0%

6,100	McDonald’s Corporation	4.875%	12/09/45	BBB+	7,060,257

	Household Durables – 0.7%

5,064	Tempur Sealy International, Inc.	5.500%	6/15/26	BB	5,191,613

	Internet & Direct Marketing Retail – 0.6%

3,725	Amazon.com Incorporated	5.200%	12/03/25	AA–	4,275,083

	Internet Software & Services – 0.8%

5,750	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	6,152,500

	Machinery – 2.7%

7,131	Automation Tooling Systems, Inc., 144A	6.500%	6/15/23	B+	7,469,723

6,175	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB	6,692,156

5,370	Terex Corporation, 144A	5.625%	2/01/25	BB	5,611,650
18,676	Total Machinery				19,773,529

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media – 2.7%

$13,900	Dish DBS Corporation	7.750%	7/01/26	Ba3	$14,612,375

5,200	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	5,369,000
19,100	Total Media				19,981,375

	Metals & Mining – 1.9%

7,250	AK Steel Corporation	7.000%	3/15/27	B–	7,376,875

2,800	ArcelorMittal	7.500%	10/15/39	BB+	3,584,000

2,800	Southern Copper Corporation	5.875%	4/23/45	BBB+	3,379,164
12,850	Total Metals & Mining				14,340,039

	Multiline Retail – 1.0%

7,775	Nordstrom, Inc.	5.000%	1/15/44	BBB+	7,489,693

	Oil, Gas & Consumable Fuels – 1.0%
6,735	Enviva Partners LP / Enviva Partners Finance Corp.	8.500%	11/01/21	BB–	7,172,775

	Real Estate Management & Development – 1.2%

3,550	Greystar Real Estate Partners, LLC, 144A	5.750%	12/01/25	BB–	3,656,500

5,275	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB	5,446,438
8,825	Total Real Estate Management & Development				9,102,938

	Road & Rail – 0.5%

3,535	XPO CNW, Inc.	6.700%	5/01/34	B	3,676,400

	Semiconductors & Semiconductor Equipment – 0.7%

2,025	Amkor Technology Inc.	6.625%	6/01/21	BB	2,046,627

2,850	Versum Materials, Inc., 144A	5.500%	9/30/24	BB	3,049,500
4,875	Total Semiconductors & Semiconductor Equipment				5,096,127

	Software – 0.6%

4,100	Conduent Finance Inc. / Xerox Business Services LLC, 144A	10.500%	12/15/24	BB	4,812,375

	Specialty Retail – 1.9%

12,806	L Brands, Inc.	6.875%	11/01/35	BB+	12,934,060

800	Limited Brands Inc.	6.950%	3/01/33	Ba2	796,000
13,606	Total Specialty Retail				13,730,060

	Technology Hardware, Storage & Peripherals – 5.2%

13,975	Hewlett Packard Enterprise Co	6.350%	10/15/45	BBB+	14,783,891

9,695	Seagate HDD Cayman	4.875%	6/01/27	Baa3	9,267,548

12,700	Western Digital Corporation	10.500%	4/01/24	BB+	14,716,124
36,370	Total Technology Hardware, Storage & Peripherals				38,767,563

	Wireless Telecommunication Services – 4.5%

4,961	Altice Financing SA, 144A	7.500%	5/15/26	BB–	5,283,465

19,599	Viacom Inc.	6.875%	4/30/36	BBB	22,224,715

5,450	ViaSat Inc., 144A	5.625%	9/15/25	BB–	5,490,875
30,010	Total Wireless Telecommunication Services				32,999,055
$361,374	Total Corporate Bonds (cost $372,301,405)				379,130,501

NUVEEN	11

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Shares	Description (1)	Value

	COMMON STOCKS – 16.3%

	Banks – 1.4%

107,800	CIT Group Inc.	$5,306,994

147,288	The Bank of NT Butterfield and Son Limited	5,345,082
	Total Banks	10,652,076

	Biotechnology – 0.5%

47,700	Gilead Sciences, Inc.	3,417,228

	Capital Markets – 0.6%

305,584	Ares Capital Corporation	4,803,780

	Chemicals – 0.5%

49,700	DowDuPont, Inc.	3,539,634

	Consumer Finance – 0.5%

107,200	Synchrony Financial	4,138,992

	Electric Utilities – 2.2%

305,600	FirstEnergy Corp.	9,357,472

220,000	Great Plains Energy Incorporated	7,092,800
	Total Electric Utilities	16,450,272

	Equity Real Estate Investment Trusts – 2.2%

128,200	Apartment Investment & Management Company, Class A	5,603,622

41,400	Life Storage, Inc.	3,687,498

233,600	MGM Growth Properties LLC	6,809,440
	Total Equity Real Estate Investment Trusts	16,100,560

	Industrial Conglomerates – 1.3%

137,600	General Electric Company	2,401,120

106,200	Siemens AG, Sponsored ADR, (4)	7,356,474
	Total Industrial Conglomerates	9,757,594

	Insurance – 1.1%

61,800	American International Group, Inc.	3,682,044

83,100	CNA Financial Corporation	4,408,455
	Total Insurance	8,090,499

	Mortgage Real Estate Investment Trusts – 0.5%

186,300	TPG Re Finance Trust Inc.	3,549,015

	Multi-Utilities – 0.5%

144,600	Veolia Environment S.A., ADR, (4)	3,687,300

	Oil, Gas & Consumable Fuels – 0.5%

137,000	Enterprise Products Partnership LP	3,631,870

12	NUVEEN

Shares	Description (1)				Value

	Pharmaceuticals – 2.3%

217,700	AstraZeneca PLC				$7,554,190

261,100	GlaxoSmithKline PLC				9,261,217
	Total Pharmaceuticals				16,815,407

	Semiconductors & Semiconductor Equipment – 0.2%

98,300	Cypress Semiconductor Corporation				1,498,092

	Software – 0.5%

72,700	Oracle Corporation				3,437,256

	Specialty Retail – 0.5%

418,400	Kingfisher plc, (4)				3,941,328

	Tobacco – 1.0%

172,700	Imperial Brands PLC, (4)				7,369,109
	Total Common Stocks (cost $117,718,451)				120,880,012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 12.3%

	Automobiles – 0.5%

$3,895	General Motors Financial Company Inc.	5.750%	N/A (5)	BB+	$4,011,188

	Banks – 6.8%

7,251	Bank of America Corporation	6.500%	N/A (5)	BBB–	8,238,949

3,325	Bank of America Corporation	6.300%	N/A (5)	BBB–	3,757,250

3,525	CIT Group Inc., Series A	5.800%	N/A (5)	B+	3,630,750

925	Citigroup Inc.	5.800%	N/A (5)	BB+	958,531

11,530	Citigroup Inc.	6.250%	N/A (5)	BB+	12,717,590

775	Cobank Agricultural Credit Bank	6.250%	N/A (5)	BBB+	851,734

6,400	JPMorgan Chase & Company	6.750%	N/A (5)	BBB–	7,248,000

2,900	Lloyds Bank PLC, 144A	12.000%	N/A (5)	BBB–	3,890,376

3,100	PNC Financial Services Inc.	6.750%	N/A (5)	Baa2	3,441,155

2,600	Wells Fargo & Company	5.875%	N/A (5)	BBB	2,879,630

2,694	Zions Bancorporation	7.200%	N/A (5)	BB–	3,040,853
45,025	Total Banks				50,654,818

	Capital Markets – 0.4%

2,600	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	2,762,500

	Consumer Finance – 0.5%

3,360	Capital One Financial Corporation	5.550%	N/A (5)	Baa3	3,477,600

	Electric Utilities – 1.3%

8,370	Emera, Inc.	6.750%	6/15/76	BBB–	9,416,250

NUVEEN	13

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services – 0.4%

$3,025	Transcanada Trust	5.875%	8/15/76	BBB	$3,274,562

	Food Products – 1.5%

3,400	Land O’ Lakes Incorporated, 144A	7.250%	N/A (5)	BB	3,706,000

7,000	Land O’ Lakes Incorporated, 144A	8.000%	N/A (5)	BB	7,840,000
10,400	Total Food Products				11,546,000

	Insurance – 0.9%

4,965	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	6,320,445
$81,640	Total $1,000 Par (or similar) Institutional Preferred (cost $87,861,580)				91,463,363

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 10.0%

	Banks – 1.1%

115,254	Citigroup Inc.	7.125%		BB+	$3,325,078

35,731	FNB Corporation	7.250%		Ba2	1,044,774

38,450	HSBC Holdings PLC	8.000%		BBB+	1,031,998

97,727	Huntington BancShares Inc.	6.250%		Baa3	2,750,038
	Total Banks				8,151,888

	Capital Markets – 1.9%

68,800	Charles Schwab Corporation	6.000%		BBB	1,849,344

31,021	Hercules Technology Growth Capital Incorporated	6.250%		BBB–	794,758

285,328	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	7,221,880

119,269	Morgan Stanley	7.125%		BB+	3,454,030

39,050	Morgan Stanley	6.375%		BB+	1,087,542
	Total Capital Markets				14,407,554

	Consumer Finance – 1.2%

17,950	Capital One Financial Corporation	6.700%		Baa3	481,419

319,055	GMAC Capital Trust I	5.785%		B+	8,279,477
	Total Consumer Finance				8,760,896

	Equity Real Estate Investment Trusts – 1.9%

33,493	Colony Northstar, Inc.	8.750%		N/R	889,909

41,993	Digital Realty Trust Inc.	7.375%		Baa3	1,119,953

87,764	Digital Realty Trust Inc.	6.625%		BB+	2,421,409

160,775	National Storage Affiliates Trust.	6.000%		N/R	4,186,581

201,624	VEREIT, Inc.	6.700%		BB	5,155,526
	Total Equity Real Estate Investment Trusts				13,773,378

	Food Products – 1.6%

41,119	CHS Inc.	7.875%		N/R	1,185,050

135,352	CHS Inc.	7.100%		N/R	3,703,231

14	NUVEEN

Shares	Description (1)	Coupon				Ratings (2)	Value

	Food Products (continued)

278,512	CHS Inc.	6.750%				N/R	$7,372,213
	Total Food Products						12,260,494

	Insurance – 1.2%

63,718	Argo Group US Inc.	6.500%				BBB–	1,609,517

68,308	Kemper Corporation	7.375%				Ba1	1,781,473

90,855	Maiden Holdings NA Limited	7.750%				N/R	2,219,133

131,689	National General Holding Company	7.625%				N/R	3,346,217
	Total Insurance						8,956,340

	Wireless Telecommunication Services – 1.1%

314,038	United States Cellular Corporation	7.250%				Ba1	8,077,057
	Total $25 Par (or similar) Retail Preferred (cost $72,612,966)						74,387,607

Shares	Description (1)	Coupon				Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.7%

	Banks – 1.8%

2,610	Bank of America Corporation	7.250%				BBB–	$3,442,590

7,730	Wells Fargo & Company	7.500%				BBB	10,126,223
	Total Banks						13,568,813

	Electric Utilities – 0.9%

90,700	NextEra Energy Inc.	6.371%				BBB	6,310,906
	Total Convertible Preferred Securities (cost $18,292,891)						19,879,719

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 2.5%

600,368	JPMorgan Chase & Co., Mandatory Exchangeable Note, Linked to Class A Common Stock of First Data Corp. (Cap 110.12% of Issue Price), 144A	8.000%	$16.6770	$18.3647	6/19/18		$9,834,028

583,690	Merrill Lynch International Co., Warrant and Certificate Program Linked to Cypress Semiconductor Corp. (Cap 118.50% of Issue Price), 144A	10.000%	$13.4159	$15.8978	2/27/18		8,691,144
	Total Structured Notes (cost $18,033,223)						18,525,172

Principal Amount (000)	Description (1)	Coupon			Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 2.3%

	Media – 2.3%

$4,875	DISH Network Corporation	3.375%			8/15/26	Ba3	$5,304,609

9,675	Liberty Media Corporation	4.000%			11/15/29	BB	6,724,125

7,175	Liberty Media Corporation	3.750%			2/15/30	BB	4,950,750
$21,725	Total Convertible Bonds (cost $16,712,502)						16,979,484
	Total Long-Term Investments (cost $703,533,018)						721,245,858

NUVEEN	15

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.1%

	REPURCHASE AGREEMENTS – 2.1%

$15,499	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/17, repurchase price $15,500,001, collateralized by $15,065,000 U.S. Treasury Inflation Indexed Obligations, 0.125%, due 4/15/19, value $15,813,429	0.540%	1/02/18	$15,499,071
	Total Short-Term Investments (cost $15,499,071)			15,499,071
	Total Investments (cost $719,032,089) – 99.3%			736,744,929
	Other Assets Less Liabilities – 0.7% (6)			5,351,451
	Net Assets – 100%			$742,096,380

Investments in Derivatives as of December 31, 2017

Options Written

Description	Type	Number of Contracts	Notional Amount (3)	Exercise Price	Expiration Date	Value
Synchrony Financial	Call	(1,072)	$(3,859,200)	$36	3/16/18	$(396,640)
Total Options Written (premiums received $114,657)			$(3,859,200)			$(396,640)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$379,130,501	$—	$379,130,501
Common Stocks	98,525,801	22,354,211	—	120,880,012
$1,000 Par (or similar) Institutional Preferred	—	91,463,363	—	91,463,363
$25 Par (or similar) Retail Preferred	74,387,607	—	—	74,387,607
Convertible Preferred Securities	19,879,719	—	—	19,879,719
Structured Notes	—	18,525,172	—	18,525,172
Convertible Bonds	—	16,979,484	—	16,979,484
Short-Term Investments:
Repurchase Agreements	—	15,499,071	—	15,499,071
Investments in Derivatives:
Options Written*	(396,640)	—	—	(396,640)
Total	$192,396,487	$543,951,802	$—	$736,348,289
*	Represents net unrealized appreciation (depreciation).

16	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$721,529,842
Gross unrealized:
Appreciation	$26,328,740
Depreciation	(11,113,653)
Net unrealized appreciation (depreciation) of investments	$15,215,087

Tax cost of options written	$396,640
Net unrealized appreciation (depreciation) of options written	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

NUVEEN	17

Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 95.9%

	REPURCHASE AGREEMENTS – 8.7%

$8,739	Repurchase Agreement with State Street Bank, dated 12/29/17, repurchase price $8,739,124, collateralized by $9,090,000 U.S. Treasury Notes, 1.500%, due 1/31/22, value $8,914,490 (3)	0.050%	1/02/18	N/A	$8,739,075
8,739	Total Repurchase Agreements (cost $8,739,075)				8,739,075

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 87.2%

5,160	Federal Home Loan Bank Bonds	2.750%	6/08/18	Aaa	5,186,347

1,850	Federal Home Loan Bank Bonds	4.750%	6/08/18	Aaa	1,875,202

5,000	Federal Home Loan Bank Bonds	1.250%	7/27/18	Aaa	4,989,745

5,000	Federal Home Loan Bank Bonds	0.625%	8/07/18	Aaa	4,969,105

5,300	U.S. Treasury Bills (3), (4)	0.000%	3/15/18	N/R	5,286,273

3,700	U.S. Treasury Notes	0.875%	1/15/18	Aaa	3,699,543

2,680	U.S. Treasury Notes	3.500%	2/15/18	Aaa	2,686,983

3,000	U.S. Treasury Notes	0.875%	3/31/18	Aaa	2,996,255

4,875	U.S. Treasury Notes	0.750%	4/15/18	Aaa	4,866,594

4,450	U.S. Treasury Notes	0.750%	4/30/18	Aaa	4,440,266

4,000	U.S. Treasury Notes	1.000%	5/15/18	Aaa	3,994,375

4,500	U.S. Treasury Notes	1.375%	6/30/18	Aaa	4,497,187

4,780	U.S. Treasury Notes	0.875%	7/15/18	Aaa	4,762,814

3,850	U.S. Treasury Notes	1.375%	7/31/18	Aaa	3,844,873

4,000	U.S. Treasury Notes	0.750%	8/31/18	Aaa	3,975,593

3,300	U.S. Treasury Notes	1.000%	9/15/18	Aaa	3,283,981

2,100	U.S. Treasury Notes	0.875%	10/15/18	Aaa	2,086,349

3,845	U.S. Treasury Notes	1.250%	11/15/18	Aaa	3,827,339

4,540	U.S. Treasury Notes	1.375%	11/30/18	Aaa	4,523,031

2,000	U.S. Treasury Notes	1.250%	11/30/18	Aaa	1,990,181

5,000	U.S. Treasury Notes	1.250%	12/15/18	Aaa	4,973,675

4,695	U.S. Treasury Inflation Indexed Obligations	2.875%	3/31/18	Aaa	4,711,682
$87,625	Total U.S. Government and Agency Obligations (cost $87,555,671)				87,467,393
	Total Short-Term Investments (cost $96,294,746)				96,206,468
	Other Assets Less Liabilities – 4.1% (5)				4,098,534
	Net Assets – 100%				$100,305,002

18	NUVEEN

Investment Derivatives as of December 31, 2017 (6)

Futures Contracts

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	83	March 2018	$5,159,061	$5,550,210	$391,149	$58,160

	ICE Brent Crude Oil Futures Contract	Long	51	May 2018	3,122,839	3,370,590	247,751	32,130

	ICE Brent Crude Oil Futures Contract	Long	23	July 2018	1,434,821	1,506,040	71,219	12,650

	NYMEX WTI Crude Oil Futures Contract	Long	110	March 2018	6,253,853	6,648,400	394,547	62,078

	NYMEX WTI Crude Oil Futures Contract	Long	54	May 2018	2,983,451	3,254,580	271,129	29,160
	Total Crude Oil		321		18,954,025	20,329,820	1,375,795	194,178

	Gas Oil

	ICE Low Sulphur Gas Oil Futures Contract	Long	34	February 2018	1,871,072	2,045,950	174,878	11,900

	ICE Low Sulphur Gas Oil Futures Contract	Long	19	March 2018	1,055,934	1,138,575	82,641	7,125

	ICE Low Sulphur Gas Oil Futures Contract	Long	13	April 2018	744,250	772,200	27,950	4,550
	Total Gas Oil		66		3,671,256	3,956,725	285,469	23,575

	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	12	March 2018	958,320	1,030,075	71,755	5,947

	NYMEX NY Harbor ULSD Futures Contract	Long	24	May 2018	1,913,604	2,009,045	95,441	10,382
	Total Heating Oil		36		2,871,924	3,039,120	167,196	16,329

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	115	March 2018	3,387,201	3,341,900	(45,301)	31,965

	NYMEX Natural Gas Futures Contract	Long	20	May 2018	591,352	548,200	(43,152)	5,000
	Total Natural Gas		135		3,978,553	3,890,100	(88,453)	36,965

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	30	March 2018	2,117,777	2,284,758	166,981	3,528

	NYMEX Gasoline RBOB Futures Contract	Long	27	May 2018	2,132,209	2,265,845	133,636	9,866
	Total Unleaded Gas		57		4,249,986	4,550,603	300,617	13,394
	Total Energy		615		33,725,744	35,766,368	2,040,624	284,441

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	117	January 2018	5,948,207	6,605,381	657,174	(51,918)

	LME Primary Aluminum Futures Contract	Short	(117)	January 2018	(6,055,119)	(6,605,381)	(550,262)	51,918

	LME Primary Aluminum Futures Contract	Long	109	March 2018	5,726,816	6,189,838	463,022	(44,963)

	LME Primary Aluminum Futures Contract	Short	(86)	March 2018	(4,641,894)	(4,883,725)	(241,831)	35,475

	LME Primary Aluminum Futures Contract	Long	90	May 2018	4,840,506	5,122,125	281,619	(34,875)

	LME Primary Aluminum Futures Contract	Short	(33)	May 2018	(1,725,806)	(1,878,113)	(152,307)	12,788

	LME Primary Aluminum Futures Contract	Long	23	July 2018	1,172,594	1,314,450	141,856	(8,481)

	LME Primary Aluminum Futures Contract	Short	(3)	July 2018	(170,175)	(171,450)	(1,275)	1,106
	Total Aluminum		100		5,095,129	5,693,125	597,996	(38,950)

NUVEEN	19

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2017 (Unaudited)

Investment Derivatives as of December 31, 2017 (6) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Industrial Metals (continued)	Copper

	CEC Copper Futures Contract	Long	21	March 2018	$1,638,800	$1,732,763	$93,963	$(3,975)

	CEC Copper Futures Contract	Long	5	May 2018	385,875	414,375	28,500	(813)

	LME Copper Futures Contract	Long	36	January 2018	5,886,007	6,497,100	611,093	(41,175)

	LME Copper Futures Contract	Short	(36)	January 2018	(6,154,788)	(6,497,100)	(342,312)	41,175

	LME Copper Futures Contract	Long	42	March 2018	7,150,828	7,609,875	459,047	(46,200)

	LME Copper Futures Contract	Short	(27)	March 2018	(4,614,231)	(4,892,063)	(277,832)	29,700

	LME Copper Futures Contract	Long	27	May 2018	4,615,663	4,906,238	290,575	(27,675)

	LME Copper Futures Contract	Short	(9)	May 2018	(1,496,463)	(1,635,413)	(138,950)	9,225

	LME Copper Futures Contract	Long	8	July 2018	1,317,514	1,456,900	139,386	(8,100)
	Total Copper		67		8,729,205	9,592,675	863,470	(47,838)

	Lead

	LME Lead Futures Contract	Long	15	January 2018	880,550	931,031	50,481	(14,531)

	LME Lead Futures Contract	Short	(15)	January 2018	(895,150)	(931,031)	(35,881)	14,531

	LME Lead Futures Contract	Long	22	March 2018	1,329,863	1,368,125	38,262	(21,450)

	LME Lead Futures Contract	Short	(16)	March 2018	(999,806)	(995,000)	4,806	15,600

	LME Lead Futures Contract	Long	13	May 2018	817,650	809,819	(7,831)	(11,944)

	LME Lead Futures Contract	Short	(9)	May 2018	(560,819)	(560,644)	175	8,269

	LME Lead Futures Contract	Long	9	July 2018	563,200	561,431	(1,769)	(8,156)
	Total Lead		19		1,135,488	1,183,731	48,243	(17,681)

	Nickel

	LME Nickel Futures Contract	Long	18	January 2018	1,133,562	1,373,112	239,550	44,280

	LME Nickel Futures Contract	Short	(18)	January 2018	(1,214,016)	(1,373,112)	(159,096)	(44,280)

	LME Nickel Futures Contract	Long	25	March 2018	1,685,334	1,914,000	228,666	61,500

	LME Nickel Futures Contract	Short	(19)	March 2018	(1,324,716)	(1,454,640)	(129,924)	(46,740)

	LME Nickel Futures Contract	Long	16	May 2018	1,135,644	1,228,848	93,204	39,168

	LME Nickel Futures Contract	Short	(1)	May 2018	(68,469)	(76,803)	(8,334)	(2,448)
	Total Nickel		21		1,347,339	1,611,405	264,066	51,480

	Zinc

	LME Zinc Futures Contract	Long	35	January 2018	2,368,963	2,918,125	549,162	15,750

	LME Zinc Futures Contract	Short	(35)	January 2018	(2,607,125)	(2,918,125)	(311,000)	(15,750)

	LME Zinc Futures Contract	Long	33	March 2018	2,481,738	2,743,538	261,800	11,962

	LME Zinc Futures Contract	Short	(7)	March 2018	(567,363)	(581,963)	(14,600)	(2,538)

	LME Zinc Futures Contract	Long	7	May 2018	564,113	579,513	15,400	2,100
	Total Zinc		33		2,240,326	2,741,088	500,762	11,524
	Total Industrial Metals		240		18,547,487	20,822,024	2,274,537	(41,465)

20	NUVEEN

Investment Derivatives as of December 31, 2017 (6) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	108	March 2018	$1,933,806	$1,894,050	$(39,756)	$(6,750)

	CBOT Corn Futures Contract	Long	44	May 2018	804,506	789,800	(14,706)	(2,750)

	CBOT Corn Futures Contract	Long	28	July 2018	518,525	514,150	(4,375)	(2,375)
	Total Corn		180		3,256,837	3,198,000	(58,837)	(11,875)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	48	March 2018	1,575,424	1,520,640	(54,784)	3,360

	CBOT Soybean Meal Futures Contract	Long	21	May 2018	709,512	672,210	(37,302)	1,680
	Total Soybean Meal		69		2,284,936	2,192,850	(92,086)	5,040

	Soybean Oil

	CBOT Soybean Oil Futures Contracts	Long	10	March 2018	207,120	199,560	(7,560)	3,300

	CBOT Soybean Oil Futures Contracts	Long	42	May 2018	868,009	842,436	(25,573)	13,356
	Total Soybean Oil		52		1,075,129	1,041,996	(33,133)	16,656

	Soybeans

	CBOT Soybean Futures Contracts	Long	83	March 2018	4,125,710	3,991,263	(134,447)	20,750

	CBOT Soybean Futures Contracts	Long	2	May 2018	102,063	97,300	(4,763)	525
	Total Soybeans		85		4,227,773	4,088,563	(139,210)	21,275

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	23	March 2018	517,008	491,338	(25,670)	575

	CBOT Wheat Futures Contract	Long	66	March 2018	1,450,145	1,409,100	(41,045)	(2,438)

	CBOT Wheat Futures Contract	Long	24	May 2018	542,825	528,300	(14,525)	(600)

	MGEX Red Spring Wheat Futures Contract	Long	6	March 2018	194,756	184,425	(10,331)	(1,275)
	Total Wheat		119		2,704,734	2,613,163	(91,571)	(3,738)
	Total Agriculturals		505		13,549,409	13,134,572	(414,837)	27,359

Precious Metals	Gold

	CEC Gold 100 oz Futures Contract	Long	85	February 2018	10,949,043	11,129,050	180,007	102,850

	Palladium

	NYMEX Palladium Futures Contract	Long	7	March 2018	680,079	742,700	62,621	(1,715)

	Platinum

	NYMEX Platinum Futures Contract	Long	14	April 2018	654,800	656,810	2,010	4,760

	Silver

	CEC Silver Futures Contract	Long	32	March 2018	2,744,567	2,743,200	(1,367)	35,520
	Total Precious Metals		138		15,028,489	15,271,760	243,271	141,415

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	33	March 2018	675,265	624,360	(50,905)	(6,270)

NUVEEN	21

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2017 (Unaudited)

Investment Derivatives as of December 31, 2017 (6) (continued)

Futures Contracts (continued):

Commodity Group	Description	Contract Position (7)	Number of Contracts (8)	Expiration Date	Notional Amount (8)	Value (8)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)

Foods & Fibers (continued)	Coffee

	ICE Coffee C Futures Contract	Long	20	May 2018	$967,988	$964,125	$(3,863)	$10,500

	ICE Coffee C Futures Contract	Long	6	July 2018	305,287	294,637	(10,650)	3,263

	LIFFE Coffee Robusta Futures Contract	Long	9	March 2018	162,159	154,620	(7,539)	270
	Total Coffee		35		1,435,434	1,413,382	(22,052)	14,033

	Cotton

	ICE Cotton No. 2 Futures Contract	Long	8	March 2018	281,024	314,520	33,496	(680)

	ICE Cotton No. 2 Futures Contract	Long	19	May 2018	713,536	750,120	36,584	760

	ICE Cotton No. 2 Futures Contract	Long	11	July 2018	401,194	435,820	34,626	1,045
	Total Cotton		38		1,395,754	1,500,460	104,706	1,125

	Sugar

	ICE Sugar 11 Futures Contract	Long	33	March 2018	550,154	560,314	10,160	5,914

	ICE Sugar 11 Futures Contract	Long	39	May 2018	631,454	656,074	24,620	6,552

	ICE Sugar 11 Futures Contract	Long	14	July 2018	235,984	235,827	(157)	2,038

	ICE White Sugar Futures Contract	Long	9	March 2018	170,735	177,615	6,880	405
	Total Sugar		95		1,588,327	1,629,830	41,503	14,909
	Total Foods & Fibers		201		5,094,780	5,168,032	73,252	23,797

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	16	March 2018	1,188,285	1,141,400	(46,885)	3,600

	CME Feeder Cattle Futures Contract	Long	10	May 2018	749,922	713,375	(36,547)	2,500
	Total Feeder Cattle		26		1,938,207	1,854,775	(83,432)	6,100

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	28	February 2018	787,935	803,880	15,945	2,340

	CME Lean Hogs Futures Contract	Long	10	April 2018	292,022	302,600	10,578	(200)

	CME Lean Hogs Futures Contract	Long	27	June 2018	902,249	906,390	4,141	(3,026)
	Total Lean Hogs		65		1,982,206	2,012,870	30,664	(886)

	Live Cattle

	CME Live Cattle Futures Contract	Long	42	February 2018	2,122,720	2,042,040	(80,680)	(11,760)

	CME Live Cattle Futures Contract	Long	55	April 2018	2,738,606	2,693,350	(45,256)	(7,150)

	CME Live Cattle Futures Contract	Long	35	June 2018	1,591,849	1,591,100	(749)	(2,450)
	Total Live Cattle		132		6,453,175	6,326,490	(126,685)	(21,360)
	Total Livestock		223		10,373,588	10,194,135	(179,453)	(16,146)
	Total Futures Contracts		1,922		$96,319,497	$100,356,891	$4,037,394	$419,400
	Total receivable for variation margin on futures contracts							$904,851
	Total payable for variation margin on futures contracts							$(485,451)

22	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Repurchase Agreements	$—	$8,739,075	$—	$8,739,075
U.S. Government and Agency Obligations	—	87,467,393	—	87,467,393
Investments in Derivatives:
Futures Contracts*	4,037,394	—	—	4,037,394
Total	$4,037,394	$96,206,468	$—	$100,243,862
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Consolidated Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$96,295,924
Gross unrealized:
Appreciation	$15,129
Depreciation	(104,585)
Net unrealized appreciation (depreciation) of investments	$(89,456)

Tax cost of futures	$4,037,394
Net unrealized appreciation (depreciation) of futures	—

NUVEEN	23

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments	December 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of the end of the reporting period, security was held at the Subsidiary level.

(4)	Investment has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of futures contracts.

(6)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(7)	The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(8)	Total Number of Contracts, Notional Amount and Value include the net effect of LME short futures positions.

N/A	Not applicable

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KC HRW	Kansas City Hard Red Winter

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

24	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2018